Current and long-term debt - Citibank / K-Sure Credit Facility (Details) - Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 77,300
Adjustments for write-off of unamortized discount	$ 200